Document and Entity Information	Aug. 31, 2020
Cover [Abstract]
Entity Central Index Key	0001403752
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Aug. 31, 2020
Entity Registrant Name	Zymeworks Inc.
Entity Incorporation, State or Country Code	A1
Entity File Number	001-38068
Entity Tax Identification Number	47-2569713
Entity Address, Address Line One	Suite 540, 1385 West 8th Avenue
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6H 3V9
City Area Code	604
Local Phone Number	678-1388
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, no par value per share
Trading Symbol	ZYME
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	Pursuant to Instruction 2 to Item 5.02 of Form 8-K, Zymeworks Inc. (“Zymeworks” or the “Company”) is filing this Amendment No. 1 on Form 8-K/A to amend the Company’s Form 8-K, originally filed with the Securities and Exchange Commission on March 16, 2020 (the “Original Report”), to disclose the subsequent appointment of Dr. Kelvin Neu as a member of the Research and Development Committee (the “R&D Committee”) of the Board of Directors (the “Board”) of the Company. At the time of the Original Report, the Board had not determined to which committees, if any, Dr. Neu would be appointed. Except as stated herein, the Original Report shall remain in effect.